Earnings per share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Weighted average number of shares used in computing basic profit / (loss) per share (in shares)	31,005,171	25,000,652	21,413,375
Weighted average number of shares used in computing diluted profit / (loss) per share (in shares)	31,005,171	25,000,652	21,413,375
Number of potential future dilutive shares (in shares)	835,422	794,377	814,855